Schedule of Fair Value of Financial Assets And Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1		4,498,753
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2		4,498,753
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5		220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6		220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9		2,531,644
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10		2,531,644
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13		7,251,358
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14		7,251,358
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16		0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	1,517,683
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	1,517,683
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	1,321,989
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	1,321,989
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	3,060,633
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	3,060,633
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 15	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 16	0